Income Tax (Restated) (Details) - Schedule of deferred tax assets - FF Intelligent Mobility Global Holdings Ltd [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred tax assets (liabilities)
Net operating loss carryforward	$ 129,221
Startup and organizational expenses	436,047
Unrealized gain on marketable securities	(22,848)
Total deferred tax assets	542,420
Valuation Allowance	(542,420)
Deferred tax assets, net valuation allowance